UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9391

The Forester Funds, Inc

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois 60045

(Address of principal executive offices)

 (Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: 224-544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Forester Value Fund

AON

Ticker Symbol:AON	Cusip Number:G0408V102
Record Date: 4/25/2017	Meeting Date: 6/23/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01A.	RE-ELECTION OF DIRECTOR: LESTER B. KNIGHT	For	Issuer	For	With
01B.	RE-ELECTION OF DIRECTOR: GREGORY C. CASE	For	Issuer	For	With
01C.	RE-ELECTION OF DIRECTOR: JIN-YONG CAI	For	Issuer	For	With
01D.	RE-ELECTION OF DIRECTOR: FULVIO CONTI	For	Issuer	For	With
01E.	RE-ELECTION OF DIRECTOR: CHERYL A. FRANCIS	For	Issuer	For	With
01F.	RE-ELECTION OF DIRECTOR: J. MICHAEL LOSH	For	Issuer	For	With
01G.	RE-ELECTION OF DIRECTOR: ROBERT S. MORRISON	For	Issuer	For	With
01H.	RE-ELECTION OF DIRECTOR: RICHARD B. MYERS	For	Issuer	For	With
01I.	RE-ELECTION OF DIRECTOR: RICHARD C. NOTEBAERT	For	Issuer	For	With
01J.	RE-ELECTION OF DIRECTOR: GLORIA SANTONA	For	Issuer	For	With
01K.	RE-ELECTION OF DIRECTOR: CAROLYN Y. WOO	For	Issuer	For	With
02.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
03.	ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
04.	APPROVAL OF OUR DIRECTORS' REMUNERATION POLICY.	For	Issuer	For	With
05.	ADVISORY VOTE TO APPROVE THE DIRECTORS' REMUNERATION REPORT.	For	Issuer	For	With
06.	RECEIPT OF AON'S ANNUAL REPORT AND ACCOUNTS, TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS, FOR THE YEAR ENDED DECEMBER 31, 2016.	For	Issuer	For	With
07.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS AON'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
08.	RE-APPOINTMENT OF ERNST & YOUNG LLP AS AON'S U.K. STATUTORY AUDITOR UNDER THE COMPANIES ACT 2006.	For	Issuer	For	With
09.	AUTHORIZATION OF THE BOARD OF DIRECTORS TO DETERMINE THE REMUNERATION OF AON'S U.K. STATUTORY AUDITOR.	For	Issuer	For	With
10.	APPROVAL OF FORMS OF SHARE REPURCHASE CONTRACTS AND REPURCHASE COUNTERPARTIES.	For	Issuer	For	With
11.	AUTHORIZE THE BOARD OF DIRECTORS TO EXERCISE ALL POWERS OF AON TO ALLOT SHARES.	For	Issuer	For	With
12.	AUTHORIZE THE BOARD OF DIRECTORS TO ALLOT EQUITY SECURITIES FOR CASH WITHOUT RIGHTS OF PREEMPTION.	For	Issuer	For	With
13.	AUTHORIZE AON AND ITS SUBSIDIARIES TO MAKE POLITICAL DONATIONS OR EXPENDITURES.	For	Issuer	For	With

KROGER

Ticker Symbol:KR	Cusip Number:501044101
Record Date: 4/26/2017	Meeting Date: 6/22/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01A.	ELECTION OF DIRECTOR: NORA A. AUFREITER	For	Issuer	For	With
01B.	ELECTION OF DIRECTOR: ROBERT D. BEYER	For	Issuer	For	With
01C.	ELECTION OF DIRECTOR: ANNE GATES	For	Issuer	For	With
01D.	ELECTION OF DIRECTOR: SUSAN J. KROPF	For	Issuer	For	With
01E.	ELECTION OF DIRECTOR: W. RODNEY MCMULLEN	For	Issuer	For	With
01F.	ELECTION OF DIRECTOR: JORGE P. MONTOYA	For	Issuer	For	With
01G.	ELECTION OF DIRECTOR: CLYDE R. MOORE	For	Issuer	For	With
01H.	ELECTION OF DIRECTOR: JAMES A. RUNDE	For	Issuer	For	With
01I.	ELECTION OF DIRECTOR: RONALD L. SARGENT	For	Issuer	For	With
01J.	ELECTION OF DIRECTOR: BOBBY S. SHACKOULS	For	Issuer	For	With
01K.	ELECTION OF DIRECTOR: MARK S. SUTTON	For	Issuer	For	With
02.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
03.	ADVISORY VOTE TO SELECT THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
04.	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP, AS AUDITORS.	For	Issuer	For	With
05.	A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO ISSUE A REPORT ASSESSING THE ENVIRONMENTAL IMPACTS OF USING UNRECYCLABLE PACKAGING FOR PRIVATE LABEL BRANDS.	For	Issuer	For	With
06.	A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO ISSUE A REPORT ASSESSING THE CLIMATE BENEFITS AND FEASIBILITY OF ADOPTING ENTERPRISE-WIDE, QUANTITATIVE, TIME BOUND TARGETS FOR INCREASING RENEWABLE ENERGY SOURCING.	For	Issuer	For	With
07.	A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO ISSUE A REPORT PROVIDING QUANTITATIVE METRICS ON SUPPLY CHAIN IMPACTS ON DEFORESTATION, INCLUDING PROGRESS ON TIME BOUND GOALS FOR REDUCING SUCH IMPACTS.	For	Issuer	For	With
08.	A SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, TO ADOPT A POLICY AND AMEND THE BYLAWS AS NECESSARY TO REQUIRE THE CHAIR OF THE BOARD TO BE INDEPENDENT.	For	Issuer	For	With

TARGET

Ticker Symbol:TGT	Cusip Number:87612E106
Record Date: 4/17/2017	Meeting Date: 6/14/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01A.	ELECTION OF DIRECTOR: ROXANNE S. AUSTIN	For	Issuer	For	With
01B.	ELECTION OF DIRECTOR: DOUGLAS M. BAKER, JR.	For	Issuer	For	With
01C.	ELECTION OF DIRECTOR: BRIAN C. CORNELL	For	Issuer	For	With
01D.	ELECTION OF DIRECTOR: CALVIN DARDEN	For	Issuer	For	With
01E.	ELECTION OF DIRECTOR: HENRIQUE DE CASTRO	For	Issuer	For	With
01F.	ELECTION OF DIRECTOR: ROBERT L. EDWARDS	For	Issuer	For	With
01G.	ELECTION OF DIRECTOR: MELANIE L. HEALEY	For	Issuer	For	With
01H.	ELECTION OF DIRECTOR: DONALD R. KNAUSS	For	Issuer	For	With
01I.	ELECTION OF DIRECTOR: MONICA C. LOZANO	For	Issuer	For	With
01J.	ELECTION OF DIRECTOR: MARY E. MINNICK	For	Issuer	For	With
01K.	ELECTION OF DIRECTOR: DERICA W. RICE	For	Issuer	For	With
01L.	ELECTION OF DIRECTOR: KENNETH L. SALAZAR	For	Issuer	For	With
02.	COMPANY PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
03.	COMPANY PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, OUR EXECUTIVE COMPENSATION ("SAY ON PAY").	For	Issuer	For	With
04.	COMPANY PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE FREQUENCY OF OUR SAY ON PAY VOTES.	For	Issuer	For	With
05.	COMPANY PROPOSAL TO APPROVE THE TARGET CORPORATION EXECUTIVE OFFICER CASH INCENTIVE PLAN.	For	Issuer	For	With

UNITED HEALTH

Ticker Symbol:UNH	Cusip Number:913324P102
Record Date: 4/11/2017	Meeting Date: 6/5/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01A.	ELECTION OF DIRECTOR: WILLIAM C. BALLARD, JR.	For	Issuer	For	With
01B.	ELECTION OF DIRECTOR: RICHARD T. BURKE	For	Issuer	For	With
01C.	ELECTION OF DIRECTOR: TIMOTHY P. FLYNN	For	Issuer	For	With
01D.	ELECTION OF DIRECTOR: STEPHEN J. HEMSLEY	For	Issuer	For	With
01E.	ELECTION OF DIRECTOR: MICHELE J. HOOPER	For	Issuer	For	With
01F.	ELECTION OF DIRECTOR: RODGER A. LAWSON	For	Issuer	For	With
01G.	ELECTION OF DIRECTOR: GLENN M. RENWICK	For	Issuer	For	With
01H.	ELECTION OF DIRECTOR: KENNETH I. SHINE, M.D.	For	Issuer	For	With
01I.	ELECTION OF DIRECTOR: GAIL R. WILENSKY, PH.D.	For	Issuer	For	With
02.	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
03.	ADVISORY APPROVAL OF THE FREQUENCY OF HOLDING FUTURE SAY-ON-PAY VOTES.	For	Issuer	For	With
04.	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
05.	THE SHAREHOLDER PROPOSAL SET FORTH IN THE PROXY STATEMENT REQUESTING ADDITIONAL LOBBYING DISCLOSURE, IF PROPERLY PRESENTED AT THE 2017 ANNUAL MEETING OF SHAREHOLDERS.	For	Issuer	For	With

* Management Recommended Vote
Forester Discovery Fund

AON

Ticker Symbol:AON	Cusip Number:G0408V1-2
Record Date: 4/25/2017	Meeting Date: 6/23/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01A.	RE-ELECTION OF DIRECTOR: LESTER B. KNIGHT	For	Issuer	For	With
01B.	RE-ELECTION OF DIRECTOR: GREGORY C. CASE	For	Issuer	For	With
01C.	RE-ELECTION OF DIRECTOR: JIN-YONG CAI	For	Issuer	For	With
01D.	RE-ELECTION OF DIRECTOR: FULVIO CONTI	For	Issuer	For	With
01E.	RE-ELECTION OF DIRECTOR: CHERYL A. FRANCIS	For	Issuer	For	With
01F.	RE-ELECTION OF DIRECTOR: J. MICHAEL LOSH	For	Issuer	For	With
01G.	RE-ELECTION OF DIRECTOR: ROBERT S. MORRISON	For	Issuer	For	With
01H.	RE-ELECTION OF DIRECTOR: RICHARD B. MYERS	For	Issuer	For	With
01I.	RE-ELECTION OF DIRECTOR: RICHARD C. NOTEBAERT	For	Issuer	For	With
01J.	RE-ELECTION OF DIRECTOR: GLORIA SANTONA	For	Issuer	For	With
01K.	RE-ELECTION OF DIRECTOR: CAROLYN Y. WOO	For	Issuer	For	With
02.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
03.	ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
04.	APPROVAL OF OUR DIRECTORS' REMUNERATION POLICY.	For	Issuer	For	With
05.	ADVISORY VOTE TO APPROVE THE DIRECTORS' REMUNERATION REPORT.	For	Issuer	For	With
06.	RECEIPT OF AON'S ANNUAL REPORT AND ACCOUNTS, TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS, FOR THE YEAR ENDED DECEMBER 31, 2016.	For	Issuer	For	With
07.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS AON'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
08.	RE-APPOINTMENT OF ERNST & YOUNG LLP AS AON'S U.K. STATUTORY AUDITOR UNDER THE COMPANIES ACT 2006.	For	Issuer	For	With
09.	AUTHORIZATION OF THE BOARD OF DIRECTORS TO DETERMINE THE REMUNERATION OF AON'S U.K. STATUTORY AUDITOR.	For	Issuer	For	With
10.	APPROVAL OF FORMS OF SHARE REPURCHASE CONTRACTS AND REPURCHASE COUNTERPARTIES.	For	Issuer	For	With
11.	AUTHORIZE THE BOARD OF DIRECTORS TO EXERCISE ALL POWERS OF AON TO ALLOT SHARES.	For	Issuer	For	With
12.	AUTHORIZE THE BOARD OF DIRECTORS TO ALLOT EQUITY SECURITIES FOR CASH WITHOUT RIGHTS OF PREEMPTION.	For	Issuer	For	With
13.	AUTHORIZE AON AND ITS SUBSIDIARIES TO MAKE POLITICAL DONATIONS OR EXPENDITURES.	For	Issuer	For	With

IMPERIAL BRANDS

Ticker Symbol:IMBBY	Cusip Number:45262P102
Record Date: 12/14/2016	Meeting Date: 2/1/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01.	THAT THE ANNUAL REPORT AND ACCOUNTS FOR THE FINANCIAL YEAR ENDED 30 SEPTEMBER 2016 BE RECEIVED.	For	Issuer	For	With
02.	THAT THE DIRECTORS' REMUNERATION REPORT (EXCLUDING THE DIRECTORS' REMUNERATION POLICY) SET OUT ON PAGES 51 TO 73 OF THE ANNUAL REPORT AND ACCOUNTS FOR THE FINANCIAL YEAR ENDED 30 SEPTEMBER 2016, BE APPROVED.	For	Issuer	For	With
03.	THAT THE DIRECTORS' REMUNERATION POLICY, THE FULL TEXT OF WHICH IS SET OUT ON PAGES 55 TO 61 OF THE ANNUAL REPORT AND ACCOUNTS FOR THE FINANCIAL YEAR ENDED 30 SEPTEMBER 2016, BE APPROVED.	For	Issuer	For	With
04.	THAT A FINAL DIVIDEND FOR THE FINANCIAL YEAR ENDED 30 SEPTEMBER 2016 OF 54.1 PENCE PER ORDINARY SHARE OF 10 PENCE PAYABLE ON 31 MARCH 2017 TO THOSE SHAREHOLDERS ON THE REGISTER AT THE CLOSE OF BUSINESS ON 17 FEBRUARY 2017 BE DECLARED.	For	Issuer	For	With
05.	THAT A FINAL DIVIDEND FOR THE FINANCIAL YEAR ENDED 30 SEPTEMBER 2016 OF 54.1 PENCE PER ORDINARY SHARE OF 10 PENCE PAYABLE ON 31 MARCH 2017 TO THOSE SHAREHOLDERS ON THE REGISTER AT THE CLOSE OF BUSINESS ON 17 FEBRUARY 2017 BE DECLARED.	For	Issuer	For	With
06.	THAT MRS T M ESPERDY BE ELECTED AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
07.	THAT MR D J HAINES BE RE-ELECTED AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
08.	THAT MR M R PHILLIPS BE RE-ELECTED AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
09.	THAT MR S P STANBROOK BE ELECTED AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
10.	THAT MR O R TANT BE RE-ELECTED AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
11.	THAT MR M D WILLIAMSON BE RE-ELECTED AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
12.	THAT MRS K WITTS BE RE-ELECTED AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
13.	THAT MR M I WYMAN BE RE-ELECTED AS A DIRECTOR OF THE COMPANY.	For	Issuer	For	With
14.	THAT PRICEWATERHOUSECOOPERS LLP BE REAPPOINTED AS AUDITOR OF THE COMPANY TO HOLD OFFICE UNTIL THE CONCLUSION OF THE NEXT GENERAL MEETING AT WHICH ACCOUNTS ARE LAID BEFORE THE COMPANY.	For	Issuer	For	With
15.	THAT THE AUDIT COMMITTEE (FOR AND ON BEHALF OF THE BOARD) BE AUTHORISED TO SET THE REMUNERATION OF THE AUDITOR.	For	Issuer	For	With
16.	TO CONSIDER AND, IF THOUGHT FIT, PASS RESOLUTION 16 AS ORDINARY RESOLUTION AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING.	For	Issuer	For	With
17.	TO CONSIDER AND, IF THOUGHT FIT, PASS RESOLUTION 17 AS ORDINARY RESOLUTION AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING.	For	Issuer	For	With
18.	TO CONSIDER AND, IF THOUGHT FIT, PASS RESOLUTION 18 AS SPECIAL RESOLUTION AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING.	For	Issuer	For	With
19.	TO CONSIDER AND, IF THOUGHT FIT, PASS RESOLUTION 19 AS SPECIAL RESOLUTION AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING.	For	Issuer	For	With
20.	TO CONSIDER AND, IF THOUGHT FIT, PASS RESOLUTION 20 AS SPECIAL RESOLUTION AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING.	For	Issuer	For	With
21.	TO CONSIDER AND, IF THOUGHT FIT, PASS RESOLUTION 21 AS SPECIAL RESOLUTION AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Forester Funds, Inc

By /s/Thomas H. Forester

* Thomas H. Forester

CEO and CFO

Date: August 22, 2017

*Print the name and title of each signing officer under his or her signature.